SCHEDULE OF FUTURE LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2023	Sep. 30, 2022
Leases [Abstract]
2024	$ 82,190	$ 110,593
2025	84,664	82,190
2026	14,180	84,664
2026		14,180
Total lease payments	204,743	291,627
Less: imputed interest	(27,854)	(46,721)
Total lease liabilities	176,889	$ 244,906
2023 remaining	$ 23,709